Document and Entity Information	0 Months Ended
Oct. 28, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 28, 2014
Registrant Name	Trust for Advised Portfolios
Central Index Key	0001261788
Amendment Flag	false
Document Creation Date	Oct. 28, 2014
Document Effective Date	Oct. 29, 2014
Prospectus Date	Oct. 31, 2014
V2 Hedged Equity Fund | Investor Class
Risk/Return:
Trading Symbol	VVHEX
V2 Hedged Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	VVHIX